RELATED PARTIES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTIES
Salaries and other short-term employee benefits	$ 1,030	$ 1,189	$ 1,486
Post-employment benefits	49	56	64
Share-based payments	205	407	1,041
Other long-term benefits	$ 31	$ 35	$ 44